Income Taxes - Summary of Components of Income Tax Benefit (Details) - BigToken Inc [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
The Federal, Current tax benefit				$ 1,926,000
State, Current tax benefit				584,000
Total, Current tax benefit				2,510,000
The Federal, Deferred tax benefit
State, Deferred tax benefit
Total, Deferred tax benefit
Total income tax benefit				$ 2,510,000